Leases (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Right-of-use assets
Right-of-use
assets

	Land and Buildings £m	Other £m	Total £m
Cost
At 1 July 2019	—	—	—
IFRS 16 transition adjustment	70.6	0.2	70.8
Additions	58.7	—	58.7
Disposals and other adjustments	(2.3)	—	(2.3)
Exchange differences	0.9	—	0.9

At 30 June 2020	127.9	0.2	128.1
Additions	0.5	—	0.5
Leasehold incentives received	(2.8)	—	(2.8)
Disposals and other adjustments	(0.2)	—	(0.2)
Exchange differences	(6.7)	—	(6.7)

At 31 December 2020	118.7	0.2	118.9
Additions	4.0	0.1	4.1
Leasehold incentives received	(12.1)	—	(12.1)
Disposals and other adjustments	(4.0)	—	(4.0)
Exchange differences	0.5	—	0.5

At 31 December 2021	107.1	0.3	107.4

Accumulated depreciation
At 1 July 2019	—	—	—
Charge for the year	6.6	0.1	6.7

At 30 June 2020	6.6	0.1	6.7
Charge for the period	3.8	—	3.8
Exchange differences	(0.4)	—	(0.4)

At 31 December 2020	10.0	0.1	10.1
Charge for the year	9.0	0.1	9.1
Exchange differences	—	—	—

At 31 December 2021	19.0	0.2	19.2

Carrying amount
At 30 June 2020	121.3	0.1	121.4
At 31 December 2020	108.7	0.1	108.8
At 31 December 2021	88.1	0.1	88.2

Summary of Maturity analysis of lease liabilities
Maturity analysis of lease liabilities:

	31 December 2021 £m	31 December 2020 £m	30 June 2020 £m
Amounts falling due within
One year	9.2	7.1	7.3
Between one and five years	33.9	33.0	26.9
Later than five years	67.4	77.0	93.6